Amounts Recognized in Accumulated Other Comprehensive Income, Excluding Tax Effects (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	¥ (75,840)	¥ (86,470)
Net actuarial loss	292,382	278,895
Ending balance	216,542	192,425
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	(2,933)	(3,930)
Net actuarial loss	38,196	33,919
Obligation existing at transition	52	204
Ending balance	¥ 35,315	¥ 30,193